Other Assets - Summary of Other Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Preproduction costs related to long-term supply agreements with contractual guarantee for reimbursement	$ 259	$ 291
Customer relationship intangibles	108	143
Long-term receivables	87	111
Patents and licenses, net	36	44
Pension overfunded status	13	26
Unrealized gain on cash flow hedges	8	20
Other, net	41	40
Total other assets	$ 552	$ 675